Annual Total Returns- Alger Global Focus Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Global Focus Fund - I - Class I	2014	2015	2016	2017	2018	2019	2020
Total	6.04%	(1.91%)	2.23%	23.17%	(15.58%)	24.00%	39.44%